Consolidated Portfolio of Investments – as of March 31, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund

Shares	Description	Value (†)

Common Stocks – 18.8% of Net Assets
	Aerospace & Defense – 0.2%
190	General Dynamics Corp.	$45,824
4,390	Howmet Aerospace, Inc.	157,777
415	Lockheed Martin Corp.	183,181
1,834	Mercury Systems, Inc.(a)	118,201
122	Northrop Grumman Corp.	54,561

		559,544

	Air Freight & Logistics – 0.2%
1,134	C.H. Robinson Worldwide, Inc.	122,143
2,508	Expeditors International of Washington, Inc.	258,725
624	United Parcel Service, Inc., Class B	133,823

		514,691

	Auto Components – 0.1%
5,472	Gentex Corp.	159,618

	Automobiles – 0.2%
727	Ferrari NV	158,552
6,589	Ford Motor Co.	111,420
284	Tesla, Inc.(a)	306,038

		576,010

	Banks – 0.9%
3,291	Citigroup, Inc.	175,739
5,926	Eastern Bankshares, Inc.	127,646
75,318	Investors Bancorp, Inc.	1,124,498
297	Signature Bank	87,167
34,869	TriState Capital Holdings, Inc.(a)	1,158,697

		2,673,747

	Beverages – 0.3%
666	Brown-Forman Corp., Class B	44,635
4,043	Keurig Dr Pepper, Inc.	153,230
1,631	Monster Beverage Corp.(a)	130,317
1,499	PepsiCo, Inc.	250,903
13,390	Primo Water Corp.	190,807

		769,892

	Biotechnology – 0.2%
1,914	AbbVie, Inc.	310,279
481	Amgen, Inc.	116,315
1,952	Gilead Sciences, Inc.	116,046

		542,640

	Building Products – 0.2%
1,058	Allegion PLC	116,147
1,847	Johnson Controls International PLC	121,108
2,737	Masco Corp.	139,587
1,380	Masonite International Corp.(a)	122,737

Shares	Description	Value (†)

Common Stocks – continued
	Building Products – continued
4,861	Resideo Technologies, Inc.(a)	$115,838
606	Trane Technologies PLC	92,536

		707,953

	Capital Markets – 1.0%
459	CME Group, Inc.	109,178
3,934	Federated Hermes, Inc., Class B	133,992
3,432	Goldman Sachs Group, Inc. (The)	1,133,071
1,595	Houlihan Lokey, Inc.	140,041
2,019	Intercontinental Exchange, Inc.	266,750
6,861	Invesco Ltd.	158,215
5,294	Janus Henderson Group PLC	185,396
822	LPL Financial Holdings, Inc.	150,163
439	MarketAxess Holdings, Inc.	149,348
653	Nasdaq, Inc.	116,364
3,122	SEI Investments Co.	187,976

		2,730,494

	Chemicals – 0.9%
53,455	Atotech Ltd.(a)	1,173,337
757	Celanese Corp.	108,153
4,036	Corteva, Inc.	231,989
3,139	Huntsman Corp.	117,744
1,668	International Flavors & Fragrances, Inc.	219,058
421	NewMarket Corp.	136,564
4,171	Olin Corp.	218,060
753	RPM International, Inc.	61,324
1,725	Sherwin-Williams Co. (The)	430,595

		2,696,824

	Commercial Services & Supplies – 0.3%
398	Cintas Corp.	169,305
2,875	Copart, Inc.(a)	360,726
389	Republic Services, Inc.	51,543
3,986	Rollins, Inc.	139,709
1,283	Waste Management, Inc.	203,356

		924,639

	Communications Equipment – 0.1%
4,515	Cisco Systems, Inc.	251,757
3,993	Radware Ltd.(a)	127,656

		379,413

	Construction & Engineering – 0.1%
3,040	AECOM	233,502

	Consumer Finance – 0.2%
213	Credit Acceptance Corp.(a)	117,229
2,102	Nelnet, Inc., Class A	178,649
2,768	OneMain Holdings, Inc.	131,231

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
4,944	PROG Holdings, Inc.(a)	$142,239

		569,348

	Containers & Packaging – 0.2%
1,678	AptarGroup, Inc.	197,165
659	Avery Dennison Corp.	114,646
2,139	Sealed Air Corp.	143,227
1,002	Silgan Holdings, Inc.	46,323

		501,361

	Distributors – 0.1%
1,042	Genuine Parts Co.	131,313
4,214	LKQ Corp.	191,358

		322,671

	Diversified Consumer Services – 0.0%
382	Service Corp. International	25,143

	Diversified Financial Services – 0.0%
1,724	Voya Financial, Inc.	114,387

	Diversified Telecommunication Services – 0.0%
1,178	Verizon Communications, Inc.	60,007

	Electric Utilities – 0.4%
944	Alliant Energy Corp.	58,981
1,965	American Electric Power Co., Inc.	196,048
1,305	Avangrid, Inc.	60,996
535	Duke Energy Corp.	59,738
441	Eversource Energy	38,892
7,812	Exelon Corp.	372,085
388	IDACORP, Inc.	44,760
1,371	PPL Corp.	39,156
698	Southern Co. (The)	50,612
1,131	Xcel Energy, Inc.	81,624

		1,002,892

	Electrical Equipment – 0.2%
1,881	AMETEK, Inc.	250,512
734	Eaton Corp. PLC	111,392
909	Emerson Electric Co.	89,127
576	Generac Holdings, Inc.(a)	171,222

		622,253

	Electronic Equipment, Instruments & Components – 0.1%
804	CDW Corp.	143,827
9,623	TTM Technologies, Inc.(a)	142,613

		286,440

	Entertainment – 0.1%
1,210	Electronic Arts, Inc.	153,077

Shares	Description	Value (†)

Common Stocks – continued
	Entertainment – continued
6,769	Lions Gate Entertainment Corp., Class A(a)	$109,996

		263,073

	Food & Staples Retailing – 0.3%
284	Costco Wholesale Corp.	163,541
2,733	Sysco Corp.	223,149
3,895	U.S. Foods Holding Corp.(a)	146,569
2,667	Walmart, Inc.	397,170

		930,429

	Food Products – 0.6%
2,679	Cal-Maine Foods, Inc.	147,934
1,748	Campbell Soup Co.	77,908
9,106	Conagra Brands, Inc.	305,688
2,834	Flowers Foods, Inc.	72,862
1,003	General Mills, Inc.	67,923
235	Hershey Co. (The)	50,908
1,156	Hormel Foods Corp.	59,580
7,487	Hostess Brands, Inc.(a)	164,265
353	J.M. Smucker Co. (The)	47,800
1,176	John B Sanfilippo & Son, Inc.	98,126
718	Kellogg Co.	46,304
304	Lancaster Colony Corp.	45,342
690	McCormick & Co., Inc.	68,862
633	Mondelez International, Inc., Class A	39,740
5,947	Nomad Foods Ltd.(a)	134,283
1,485	Post Holdings, Inc.(a)	102,851
19,246	SunOpta, Inc.(a)	96,615
2,632	TreeHouse Foods, Inc.(a)	84,908

		1,711,899

	Gas Utilities – 0.0%
264	Atmos Energy Corp.	31,545

	Health Care Equipment & Supplies – 0.9%
1,987	Abbott Laboratories	235,181
2,373	Baxter International, Inc.	184,002
1,048	Becton Dickinson & Co.	278,768
284	Cooper Cos., Inc. (The)	118,596
2,492	Inmode Ltd.(a)	91,980
1,224	Medtronic PLC	135,803
1,476	Novocure Ltd.(a)	122,287
64,215	Ortho Clinical Diagnostics Holdings PLC, Class H(a)	1,198,252
582	Shockwave Medical, Inc.(a)	120,683
1,477	STAAR Surgical Co.(a)	118,027

		2,603,579

	Health Care Providers & Services – 0.3%
1,398	Apollo Medical Holdings, Inc.(a)	67,761
329	Chemed Corp.	166,655
1,627	CVS Health Corp.	164,669

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
2,287	Encompass Health Corp.	$162,628
818	Laboratory Corp. of America Holdings(a)	215,674
224	UnitedHealth Group, Inc.	114,233

		891,620

	Health Care Technology – 0.2%
6,073	Change Healthcare, Inc.(a)	132,391
4,959	Evolent Health, Inc., Class A(a)	160,176
5,829	HealthStream, Inc.(a)	116,114
664	Veeva Systems, Inc., Class A(a)	141,073

		549,754

	Hotels, Restaurants & Leisure – 0.5%
110	Chipotle Mexican Grill, Inc.(a)	174,023
833	Domino’s Pizza, Inc.	339,039
1,195	Hilton Worldwide Holdings, Inc.(a)	181,329
529	McDonald’s Corp.	130,811
2,896	MGM Resorts International	121,458
1,373	Papa John’s International, Inc.	144,550
7,114	Wendy’s Co. (The)	156,295
1,234	Yum! Brands, Inc.	146,266

		1,393,771

	Household Durables – 0.2%
2,462	Garmin Ltd.	292,018
7,367	Newell Brands, Inc.	157,727
573	Whirlpool Corp.	99,003

		548,748

	Household Products – 0.3%
678	Church & Dwight Co., Inc.	67,380
1,577	Clorox Co. (The)	219,250
2,334	Colgate-Palmolive Co.	176,987
548	Kimberly-Clark Corp.	67,492
1,433	Procter & Gamble Co. (The)	218,962
3,971	Reynolds Consumer Products, Inc.	116,509
663	WD-40 Co.	121,482

		988,062

	Independent Power & Renewable Electricity Producers – 0.1%
2,224	NextEra Energy Partners LP	185,393

	Industrial Conglomerates – 0.2%
2,127	3M Co.	316,668
1,703	General Electric Co.	155,824

		472,492

	Insurance – 0.5%
924	Aon PLC, Class A	300,882
804	Arthur J. Gallagher & Co.	140,378
2,256	Brown & Brown, Inc.	163,041
842	Erie Indemnity Co., Class A	148,301

Shares	Description	Value (†)

Common Stocks – continued
	Insurance – continued
1,815	Marsh & McLennan Cos., Inc.	$309,312
451	Progressive Corp. (The)	51,410
152	White Mountains Insurance Group Ltd.	172,709
857	Willis Towers Watson PLC	202,441

		1,488,474

	Interactive Media & Services – 0.2%
158	Alphabet, Inc., Class A(a)	439,453
376	Meta Platforms, Inc., Class A(a)	83,608
596	Snap, Inc., Class A(a)	21,450

		544,511

	Internet & Direct Marketing Retail – 0.2%
148	Amazon.com, Inc.(a)	482,473

	IT Services – 0.7%
665	Accenture PLC, Class A	224,258
1,417	Akamai Technologies, Inc.(a)	169,176
3,116	Amdocs Ltd.	256,166
973	Broadridge Financial Solutions, Inc.	151,506
309	Cloudflare, Inc., Class A(a)	36,987
2,120	CSG Systems International, Inc.	134,768
2,749	EVERTEC, Inc.	112,517
1,991	Fiserv, Inc.(a)	201,887
1,678	GoDaddy, Inc., Class A(a)	140,449
917	International Business Machines Corp.	119,228
1,463	Paychex, Inc.	199,656
634	VeriSign, Inc.(a)	141,040
525	Visa, Inc., Class A	116,429

		2,004,067

	Leisure Products – 0.2%
3,513	Acushnet Holdings Corp.	141,433
1,736	Brunswick Corp.	140,425
1,448	Hasbro, Inc.	118,620
3,835	Peloton Interactive, Inc., Class A(a)	101,321

		501,799

	Life Sciences Tools & Services – 0.3%
1,856	Agilent Technologies, Inc.	245,605
1,261	Danaher Corp.	369,889
259	Thermo Fisher Scientific, Inc.	152,978

		768,472

	Machinery – 0.4%
3,812	Graco, Inc.	265,773
254	IDEX Corp.	48,699
1,524	Illinois Tool Works, Inc.	319,126
1,055	Lincoln Electric Holdings, Inc.	145,390
1,635	PACCAR, Inc.	143,994
7,065	Titan International, Inc.(a)	104,067

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
2,757	Toro Co. (The)	$235,696

		1,262,745

	Media – 0.2%
96	Charter Communications, Inc., Class A(a)	52,370
4,050	Comcast Corp., Class A	189,621
1,821	Liberty Broadband Corp.(a)	238,660

		480,651

	Metals & Mining – 0.2%
904	Alcoa Corp.	81,387
4,060	Freeport-McMoRan, Inc.	201,945
294	Nucor Corp.	43,703
2,887	United States Steel Corp.	108,955

		435,990

	Multi-Utilities – 0.2%
867	Ameren Corp.	81,290
1,877	Brookfield Infrastructure Partners LP	124,314
863	CMS Energy Corp.	60,358
2,496	Consolidated Edison, Inc.	236,321
336	DTE Energy Co.	44,423
1,374	NiSource, Inc.	43,693
690	Public Service Enterprise Group, Inc.	48,300
701	WEC Energy Group, Inc.(a)	69,967

		708,666

	Multiline Retail – 0.3%
402	Dillard’s, Inc., Class A	107,893
1,569	Dollar General Corp.	349,306
3,657	Macy’s, Inc.	89,085
1,790	Target Corp.	379,874

		926,158

	Oil, Gas & Consumable Fuels – 0.4%
2,319	Cheniere Energy Partners LP	130,699
1,618	Cheniere Energy, Inc.	224,336
817	ConocoPhillips	81,700
1,683	Continental Resources, Inc.	103,218
188	Diamondback Energy, Inc.	25,771
1,749	Enviva, Inc.	138,433
65	EOG Resources, Inc.	7,750
3,443	Marathon Oil Corp.	86,454
1,360	Matador Resources Co.	72,053
1,179	Targa Resources Corp.	88,979
69	Texas Pacific Land Corp.	93,296

		1,052,689

	Paper & Forest Products – 0.4%
29,486	Neenah, Inc.	1,169,415

Shares	Description	Value (†)

Common Stocks – continued
	Personal Products – 0.1%
1,011	Estee Lauder Cos., Inc. (The), Class A	$275,316

	Pharmaceuticals – 0.3%
1,869	Bristol-Myers Squibb Co.	136,493
6,081	Elanco Animal Health, Inc.(a)	158,654
1,252	Johnson & Johnson	221,892
1,536	Zoetis, Inc.	289,674

		806,713

	Professional Services – 0.4%
4,130	Booz Allen Hamilton Holding Corp.	362,779
3,527	CoStar Group, Inc.(a)	234,934
5,110	Nielsen Holdings PLC	139,196
1,978	Verisk Analytics, Inc.	424,538

		1,161,447

	Real Estate Management & Development – 0.1%
1,715	CBRE Group, Inc., Class A(a)	156,957
1,444	Howard Hughes Corp. (The)(a)	149,613

		306,570

	REITs - Diversified – 0.1%
5,439	Broadstone Net Lease, Inc.	118,462
690	Duke Realty Corp.	40,061

		158,523

	REITs - Mortgage – 0.1%
12,922	AGNC Investment Corp.	169,278

	REITs - Office Property – 0.1%
356	Alexandria Real Estate Equities, Inc.	71,645
1,989	Easterly Government Properties, Inc.	42,048
4,482	Equity Commonwealth(a)	126,437

		240,130

	REITs - Shopping Centers – 0.1%
6,978	NETSTREIT Corp.	156,586

	REITs - Storage – 0.0%
145	Public Storage	56,591

	REITs - Warehouse/Industrials – 0.1%
640	First Industrial Realty Trust, Inc.	39,622
1,970	Terreno Realty Corp.	145,879

		185,501

	Road & Rail – 0.1%
12,414	Heartland Express, Inc.	174,665
2,174	Uber Technologies, Inc.(a)	77,568
588	Union Pacific Corp.	160,648

		412,881

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 0.6%
955	Ambarella, Inc.(a)	$100,199
162	Broadcom, Inc.	102,008
6,289	CMC Materials, Inc.	1,165,980
1,944	Intel Corp.	96,345
476	ON Semiconductor Corp.(a)	29,802
879	Texas Instruments, Inc.	161,279

		1,655,613

	Software – 1.1%
5,907	ACI Worldwide, Inc.(a)	186,011
2,263	Asana, Inc., Class A(a)	90,452
2,139	Black Knight, Inc.(a)	124,041
2,303	Check Point Software Technologies Ltd.(a)	318,413
2,444	CommVault Systems, Inc.(a)	162,159
419	Crowdstrike Holdings, Inc., Class A(a)	95,147
305	Fortinet, Inc.(a)	104,231
373	Intuit, Inc.	179,353
1,207	Microsoft Corp.	372,130
3,123	NCR Corp.(a)	125,513
1,234	New Relic, Inc.(a)	82,530
7,033	NortonLifeLock, Inc.	186,515
5,819	Open Text Corp.	246,726
1,903	Oracle Corp.	157,435
1,530	Pegasystems, Inc.	123,394
1,340	PTC, Inc.(a)	144,345
263	ServiceNow, Inc.(a)	146,462
1,481	SS&C Technologies Holdings, Inc.	111,105
338	Tyler Technologies, Inc.(a)	150,373
1,136	Workiva, Inc.(a)	134,048

		3,240,383

	Specialty Retail – 0.5%
62	AutoZone, Inc.(a)	126,764
1,667	Bath & Body Works, Inc.	79,683
1,277	Best Buy Co., Inc.	116,079
700	Group 1 Automotive, Inc.	117,481
667	Home Depot, Inc. (The)	199,653
856	Lowe’s Cos., Inc.	173,075
405	O’Reilly Automotive, Inc.(a)	277,409
2,844	Rent-A-Center, Inc.	71,640
588	Tractor Supply Co.	137,221

		1,299,005

	Technology Hardware, Storage & Peripherals – 0.1%
1,733	Apple, Inc.	302,599
1,075	Seagate Technology Holdings PLC	96,643

		399,242

	Textiles, Apparel & Luxury Goods – 0.1%
1,049	Crocs, Inc.(a)	80,144
394	Deckers Outdoor Corp.(a)	107,865

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
1,105	NIKE, Inc., Class B	$148,689

		336,698

	Thrifts & Mortgage Finance – 0.6%
5,842	Columbia Financial, Inc.(a)	125,662
31,790	Flagstar Bancorp, Inc.	1,347,896
13,298	Waterstone Financial, Inc.	257,183

		1,730,741

	Tobacco – 0.0%
462	Philip Morris International, Inc.	43,400

	Trading Companies & Distributors – 0.3%
8,680	Fastenal Co.	515,592
243	United Rentals, Inc.(a)	86,316
276	W.W. Grainger, Inc.	142,358

		744,266

	Water Utilities – 0.1%
430	American States Water Co.	38,278
1,196	American Water Works Co., Inc.	197,974

		236,252

	Wireless Telecommunication Services – 0.1%
2,792	T-Mobile US, Inc.(a)	358,353

	Total Common Stocks (Identified Cost $52,647,583)	53,343,433

Closed-End Investment Companies – 0.0%
7,718	Golub Capital BDC, Inc. (Identified Cost $122,960)	117,391

Principal Amount

Short-Term Investments – 75.0%
	Certificates of Deposit – 42.0%
$5,000,000	DNB Nor Bank ASA (NY), 0.130%, 4/08/2022	4,999,854
10,000,000	Sumitomo Mitsui Trust (NY), 0.230%, 4/12/2022	9,999,553
7,500,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 0.250%, 4/13/2022	7,499,680
10,000,000	Westpac Banking Corp. (NY), 0.150%, 4/14/2022	9,999,046
5,000,000	Bank of Nova Scotia (NY), 0.220%, 4/14/2022	4,999,750
10,000,000	Commonwealth Bank of Australia (NY), 0.160%, 4/22/2022	9,998,501
8,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.470%, 5/13/2022	7,998,478
8,000,000	Nordea Bank ABP (NY), 0.380%, 5/17/2022	7,997,493

Principal Amount	Description	Value (†)

Certificates of Deposit – continued
$10,000,000	Mizuho Bank Ltd. (NY), 0.290%, 5/18/2022	$9,995,011
8,000,000	Toronto-Dominion Bank (NY), 0.450%, 5/18/2022	7,999,294
2,500,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 0.320%, 6/06/2022(b)	2,497,868
10,000,000	Sumitomo Mitsui Banking Corp. (NY), 0.310%, 6/16/2022(b)	9,988,332
5,000,000	Bank of Montreal (IL), 0.200%, 6/23/2022(b)	4,993,115
5,000,000	Bank of America N.A., 0.330%, 7/13/2022(b)	4,991,847
10,000,000	Canadian Imperial Bank of Commerce (NY), 0.500%, 7/26/2022(b)	9,987,077
5,000,000	Svenska Handelsbanken (NY), 1.200%, 9/22/2022	4,995,217

		118,940,116

	Treasuries – 29.4%
16,000,000	U.S. Treasury Bills, 0.125%-0.140%, 4/05/2022(c)(d)	15,999,769
5,000,000	U.S. Treasury Bills, 0.051%-0.070%, 4/07/2022(c)(d)(e)(f)	4,999,879
5,000,000	U.S. Treasury Bills, 0.130%, 4/28/2022(c)	4,999,601
2,500,000	U.S. Treasury Bills, 0.199%, 5/05/2022(c)(e)	2,499,652
15,000,000	U.S. Treasury Bills, 0.270%, 5/24/2022(c)	14,993,485
20,000,000	U.S. Treasury Bills, 0.155%-0.160%, 6/23/2022(c)(d)	19,978,501
5,000,000	U.S. Treasury Bills, 0.470%, 6/28/2022(c)	4,993,669
5,000,000	U.S. Treasury Bills, 0.215%, 6/30/2022(c)	4,993,609
10,000,000	U.S. Treasury Bills, 0.300%, 7/07/2022	9,984,506

		83,442,671

	Repurchase Agreements – 3.6%
10,107,087	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $10,107,087 on 4/01/2022 collateralized by $10,152,400 U.S. Treasury Bond, 2.000% due 8/15/2051 valued at $9,134,875; $942,000 U.S. Treasury Bond, 4.250% due 11/15/2040 valued at $1,174,409 including accrued(f)(g) (Identified Cost $10,107,087)	10,107,087

	Total Short-Term Investments (Identified Cost $212,576,479)	212,489,874

Total Investments – 93.8% (Identified Cost $265,347,022)	265,950,698
Other assets less liabilities – 6.2%	17,574,722

Net Assets – 100.0%	$283,525,420

Consolidation

The Fund invests in commodity-related derivatives through its investment in the AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2022, the value of the Fund’s investment in the Subsidiary was $4,385,728, representing 1.55% of the Fund’s net assets.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Equity basket total return swaps are valued based on the value of the underlying listed equity securities as reported by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2022, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$8,042,744	$533,665	0.19%

*	Amount represents gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(d)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	A portion of the security is held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.
(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	6/15/2022	CHF	B	4,250,000	$4,594,406	$4,613,078	$18,672
UBS AG	6/15/2022	CHF	S	6,500,000	7,029,626	7,055,296	(25,670)
UBS AG	6/15/2022	NOK	B	120,000,000	13,358,407	13,623,846	265,439
UBS AG	6/15/2022	NOK	B	6,000,000	691,316	681,192	(10,124)
UBS AG	6/15/2022	NOK	S	12,000,000	1,376,586	1,362,385	14,201
UBS AG	6/15/2022	NOK	S	36,000,000	4,014,828	4,087,154	(72,326)
UBS AG	6/15/2022	NZD	S	25,500,000	17,398,970	17,651,402	(252,432)
UBS AG	6/15/2022	PLN	S	1,500,000	329,049	354,485	(25,436)
UBS AG	6/15/2022	SEK	B	60,000,000	6,036,369	6,392,612	356,243
UBS AG	6/15/2022	SEK	S	16,000,000	1,726,303	1,704,696	21,607
UBS AG	6/15/2022	SEK	S	28,000,000	2,925,357	2,983,218	(57,861)
UBS AG	6/15/2022	SGD	B	6,125,000	4,494,852	4,519,007	24,155
UBS AG	6/15/2022	ZAR	B	6,500,000	420,009	440,795	20,786

Total							$277,254

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2022, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2022	242	$51,997,866	$51,285,094	$(712,772)
5 Year U.S. Treasury Note	6/30/2022	23	2,696,930	2,637,813	(59,117)
ASX SPI 200™	6/16/2022	4	531,742	559,654	27,912
Brazilian Real	4/29/2022	95	1,958,188	1,981,225	23,037
British Pound	6/13/2022	95	7,808,900	7,796,531	(12,369)
CAC 40®	4/14/2022	6	414,788	441,891	27,103
E-mini NASDAQ 100	6/17/2022	29	7,877,904	8,623,875	745,971
E-mini Russell 2000	6/17/2022	415	41,664,297	42,877,800	1,213,503
E-mini S&P MidCap 400®	6/17/2022	41	10,596,860	11,025,720	428,860
Euro-BTP	6/08/2022	97	15,375,776	14,841,524	(534,252)
Euro-OAT	6/08/2022	41	7,210,093	6,871,923	(338,170)
FTSE 100 Index	6/17/2022	10	925,203	983,398	58,195
FTSE China A50 Index	4/28/2022	132	1,750,444	1,814,868	64,424
FTSE Taiwan Index	4/28/2022	16	987,530	988,160	630
FTSE/JSE Top 40 Index	6/15/2022	11	496,135	518,523	22,388
Hang Seng China Enterprises Index	4/28/2022	21	995,404	1,008,138	12,734
Hang Seng Index®	4/28/2022	11	1,490,623	1,543,985	53,362
Indian Rupee	4/27/2022	123	3,203,904	3,240,804	36,900
Mexican Peso	6/13/2022	152	3,487,968	3,779,480	291,512
MSCI EAFE Index	6/17/2022	89	8,981,524	9,542,580	561,056
MSCI Emerging Markets Index	6/17/2022	286	15,318,984	16,094,650	775,666
S&P/TSX 60 Index	6/16/2022	4	825,899	842,843	16,944
STOXX Europe 600	6/17/2022	385	8,967,459	9,570,111	602,652
TOPIX	6/09/2022	15	2,173,793	2,398,349	224,556
UK Long Gilt	6/28/2022	5	794,047	796,269	2,222

Total					$3,532,947

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/15/2022	14	$1,162,176	$1,222,025	$59,849

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased – continued
Brent Crude Oil	4/29/2022	50	5,353,586	$5,235,500	$(118,086)
Coffee	5/18/2022	36	3,070,406	3,056,400	(14,006)
Copper	5/26/2022	21	2,427,742	2,494,275	66,533
Copper LME	6/15/2022	29	7,050,806	7,523,687	472,881
Corn	7/14/2022	93	2,906,443	3,408,450	502,007
Gasoline	4/29/2022	8	1,079,582	1,058,702	(20,880)
Gold	6/28/2022	46	8,964,367	8,988,400	24,033
Low Sulfur Gasoil	5/12/2022	10	1,005,000	1,008,000	3,000
New York Harbor ULSD	4/29/2022	9	1,219,280	1,270,420	51,140
Nickel LME	6/15/2022	16	2,165,088	3,081,600	916,512
Soybean	7/14/2022	27	2,237,042	2,157,300	(79,742)
Soybean Oil	7/14/2022	42	1,789,373	1,729,728	(59,645)
WTI Crude Oil	4/20/2022	24	2,516,885	2,406,720	(110,165)
Zinc LME	6/15/2022	43	3,858,175	4,502,638	644,463

Total					$2,337,894

At March 31, 2022, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	6/15/2022	48	$4,551,954	$4,552,408	$(454)
10 Year Canada Government Bond	6/21/2022	144	15,362,908	15,038,707	324,201
10 Year U.S. Treasury Note	6/21/2022	441	55,605,865	54,187,875	1,417,990
3-month SOFR Index	12/20/2022	1,152	282,388,846	282,283,200	105,646
3-month SONIA Index	9/20/2022	36	11,714,667	11,656,144	58,523
3 Year Australia Government Bond	6/15/2022	38	3,175,634	3,124,716	50,918
30 Year U.S. Treasury Bond	6/21/2022	33	5,056,019	4,952,063	103,956
Australian Dollar	6/13/2022	30	2,212,864	2,248,950	(36,086)
Canadian Dollar	6/14/2022	171	13,429,954	13,695,390	(265,436)
E-mini S&P 500®	6/17/2022	56	11,894,400	12,686,100	(791,700)
Euribor	6/13/2022	23	6,382,245	6,382,245	—
Euro	6/13/2022	57	7,896,480	7,908,038	(11,558)
Euro Schatz	6/08/2022	21	2,584,791	2,572,512	12,279
Eurodollar	9/19/2022	49	11,976,771	11,982,950	(6,179)
German Euro BOBL	6/08/2022	20	2,898,627	2,851,027	47,600
German Euro Bund	6/08/2022	8	1,394,032	1,404,140	(10,108)
Japanese Yen	6/13/2022	133	14,405,726	13,694,844	710,882
MSCI Singapore	4/28/2022	13	320,816	321,175	(359)
Nikkei 225™	6/09/2022	2	414,572	457,204	(42,632)
Short-Term Euro-BTP	6/08/2022	33	4,098,014	4,051,098	46,916
Ultra 10 Year U.S. Treasury Note	6/21/2022	87	12,127,851	11,785,781	342,070
Ultra Long U.S. Treasury Bond	6/21/2022	4	721,365	708,500	12,865

Total					$2,069,334

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/15/2022	10	$846,350	$872,875	$(26,525)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Futures Contracts Sold – continued
Cocoa	7/14/2022	63	1,603,220	$1,692,810	$(89,590)
Copper LME	6/15/2022	29	7,153,436	7,523,687	(370,251)
Cotton	7/07/2022	3	199,875	198,105	1,770
Live Cattle	6/30/2022	47	2,587,765	2,577,950	9,815
Natural Gas	4/27/2022	6	291,080	338,520	(47,440)
Nickel LME	6/15/2022	15	2,307,534	2,889,000	(581,466)
Silver	5/26/2022	7	861,199	879,655	(18,456)
Soybean Meal	7/14/2022	13	584,610	597,220	(12,610)
Sugar	4/29/2022	49	1,090,040	1,069,611	20,429
Wheat	7/14/2022	28	1,088,115	1,402,800	(314,685)
Zinc LME	6/15/2022	29	2,653,745	3,036,663	(382,918)

Total					$(1,811,927)

[1]	Commodity futures are held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Swap Agreements

The Fund may enter into equity basket total return swap agreements. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for, typically, fixed or floating interest payments. When a Fund pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Fund receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may receive the change in value in addition to the interest payment. The Fund receives net interest or pays net total return depending on whether the values of the underlying assets decrease or increase. Dividends declared on short reference entity common stocks are accrued and paid to the counterparty. Equity basket total return swap agreements typically reset on a monthly basis.

Equity basket total return swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement. Payments made or received by the Fund as a result of a reset or termination of the agreement are recorded as realized gain or loss.

Equity basket total return swap agreements are privately negotiated in the over-the-counter market and are entered into as bilateral contracts. Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Bilateral swap agreements may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. The Fund covers its net obligations under outstanding equity basket total return swap agreements by segregating or earmarking cash or securities.

At March 31, 2022, the Fund had the following open swap agreements:

Bilateral Equity Basket Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	Morgan Stanley Capital Services LLC	5/19/2022	$(41,680,743)	$—	$(41,680,743)	(14.7%)

(a)

The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-1.58% as calculated on the notional amount.

The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of March 31, 2022:

Common Stocks - Short	Shares	Value	% of Basket Value
Aerospace & Defense
Boeing Co. (The)	(951)	$(182,117)	(0.5%)
Maxar Technologies, Inc.	(5,333)	(210,440)	(0.5%)
Spirit AeroSystems Holdings, Inc., Class A	(3,298)	(161,239)	(0.4%)
Triumph Group, Inc.	(10,116)	(255,732)	(0.6%)

		(809,528)
Airlines
Delta Air Lines, Inc.	(8,348)	(330,330)	(0.8%)
Southwest Airlines Co.	(2,223)	(101,814)	(0.3%)
United Airlines Holdings, Inc.	(14,025)	(650,199)	(1.6%)

		(1,082,343)
Auto Components
American Axle & Manufacturing Holdings, Inc.	(18,911)	(146,749)	(0.4%)
Aptiv PLC	(1,552)	(185,790)	(0.4%)
Dana, Inc.	(1,929)	(33,893)	(0.1%)
Lear Corp.	(305)	(43,490)	(0.1%)
Patrick Industries, Inc.	(958)	(57,767)	(0.1%)

		(467,689)
Automobiles
Harley-Davidson, Inc.	(2,369)	(93,339)	(0.2%)

Banks
Bank of America Corp.	(1,963)	(80,915)	(0.2%)
Berkshire Hills Bancorp, Inc.	(5,858)	(169,706)	(0.4%)
Citizens Financial Group, Inc.	(22,369)	(1,013,987)	(2.4%)
Dime Community Bancshares, Inc.	(3,912)	(135,238)	(0.3%)
JPMorgan Chase & Co.	(712)	(97,060)	(0.2%)
Silvergate Capital Corp., Class A	(1,402)	(211,099)	(0.5%)

		(1,708,005)
Beverages
Coca-Cola Co. (The)	(986)	(61,132)	(0.1%)

Biotechnology
Allogene Therapeutics, Inc.	(8,739)	(79,612)	(0.2%)
Atara Biotherapeutics, Inc.	(9,263)	(86,053)	(0.2%)
Biogen, Inc.	(504)	(106,142)	(0.3%)
CRISPR Therapeutics AG	(1,240)	(77,835)	(0.2%)
Denali Therapeutics, Inc.	(2,828)	(90,977)	(0.2%)
Exact Sciences Corp.	(1,282)	(89,637)	(0.2%)
Fate Therapeutics, Inc.	(2,500)	(96,925)	(0.2%)
Global Blood Therapeutics, Inc.	(3,724)	(128,999)	(0.3%)
Insmed, Inc.	(5,657)	(132,940)	(0.3%)
Novavax, Inc.	(968)	(71,293)	(0.2%)
PTC Therapeutics, Inc.	(3,076)	(114,766)	(0.3%)
Turning Point Therapeutics	(2,980)	(80,013)	(0.2%)
Ultragenyx Pharmaceutical, Inc.	(1,633)	(118,589)	(0.3%)

Common Stocks - Short	Shares	Value	% of Basket Value
Biotechnology – continued
Xencor, Inc.	(3,150)	(84,042)	(0.2%)

		(1,357,823)
Building Products
Builders FirstSource, Inc.	(1,391)	(89,775)	(0.2%)
JELD-WEN Holding, Inc.	(24,367)	(494,163)	(1.2%)

		(583,938)
Capital Markets
Brightsphere Investment Group, Inc.	(5,597)	(135,727)	(0.3%)
Focus Financial Partners, Inc., Class A	(3,311)	(151,445)	(0.4%)
Goldman Sachs Group, Inc. (The)	(3,457)	(1,141,156)	(2.7%)
Raymond James Financial, Inc.	(8,524)	(936,873)	(2.3%)
State Street Corp.	(2,815)	(245,243)	(0.6%)

		(2,610,444)
Chemicals
Albemarle Corp.	(449)	(99,296)	(0.2%)
CF Industries Holdings, Inc.	(765)	(78,841)	(0.2%)
Chemours Co. (The)	(12,618)	(397,215)	(1.0%)
Ecolab, Inc.	(298)	(52,615)	(0.1%)
Linde PLC	(147)	(46,956)	(0.1%)
Livent Corp.	(3,752)	(97,814)	(0.2%)
LyondellBasell Industries NV, Class A	(2,633)	(270,725)	(0.6%)
Tronox Holdings PLC, Class A	(4,663)	(92,281)	(0.2%)

		(1,135,743)
Consumer Finance
American Express Co.	(716)	(133,892)	(0.3%)
LendingTree, Inc.	(765)	(91,548)	(0.2%)

		(225,440)
Containers & Packaging
Ball Corp.	(1,503)	(135,270)	(0.3%)
International Paper Co.	(1,478)	(68,210)	(0.2%)

		(203,480)
Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	(1,357)	(180,061)	(0.4%)
Strategic Education, Inc.	(1,556)	(103,287)	(0.2%)

		(283,348)
Diversified Financial Services
Cannae Holdings, Inc.	(3,263)	(78,051)	(0.2%)

Diversified Telecommunication Services
Anterix, Inc.	(2,447)	(141,681)	(0.3%)
AT&T, Inc.	(1,647)	(38,919)	(0.1%)
Lumen Technologies, Inc.	(7,870)	(88,695)	(0.2%)

		(269,295)
Electrical Equipment
Bloom Energy Corp., Class A	(13,667)	(330,058)	(0.8%)

Energy Equipment & Services
Halliburton Co.	(4,303)	(162,955)	(0.4%)

Common Stocks - Short	Shares	Value	% of Basket Value
Energy Equipment & Services – continued
Helix Energy Solutions Group, Inc.	(16,535)	(79,037)	(0.2%)
Helmerich & Payne, Inc.	(3,185)	(136,254)	(0.3%)
Patterson-UTI Energy, Inc.	(11,791)	(182,525)	(0.4%)
Schlumberger NV	(5,386)	(222,496)	(0.5%)

		(783,267)
Entertainment
Live Nation Entertainment, Inc.	(2,714)	(319,275)	(0.8%)
Madison Square Garden Entertainment Corp., Class A	(1,866)	(155,456)	(0.4%)
Netflix, Inc.	(191)	(71,547)	(0.2%)
Roku, Inc.	(892)	(111,741)	(0.3%)
Spotify Technology S.A.	(731)	(110,396)	(0.3%)
Walt Disney Co. (The)	(790)	(108,356)	(0.3%)

		(876,771)
Equity Real Estate Investment Trusts
Acadia Realty Trust	(7,496)	(162,438)	(0.4%)
DiamondRock Hospitality Co.	(14,373)	(145,167)	(0.3%)
Digitalbridge Group, Inc.	(20,359)	(146,585)	(0.4%)
Host Hotels & Resorts, Inc.	(7,713)	(149,864)	(0.4%)
JBG SMITH Properties	(4,624)	(135,113)	(0.3%)
Mack-Cali Realty Corp.	(8,218)	(142,911)	(0.3%)
Park Hotels & Resorts, Inc.	(7,032)	(137,335)	(0.3%)
Pebblebrook Hotel Trust	(5,934)	(145,264)	(0.3%)
RLJ Lodging Trust	(9,564)	(134,661)	(0.3%)
Service Properties Trust	(13,673)	(120,733)	(0.3%)
Summit Hotel Properties, Inc.	(12,998)	(129,460)	(0.3%)
Sunstone Hotel Investors, Inc.	(11,855)	(139,652)	(0.3%)
Washington Real Estate Investment Trust	(5,330)	(135,915)	(0.3%)
Xenia Hotels & Resorts, Inc.	(8,713)	(168,074)	(0.4%)

		(1,993,172)
Food & Staples Retailing
Sprouts Farmers Markets Holdings LLC	(8,933)	(285,677)	(0.7%)

Food Products
Darling Ingredients, Inc.	(3,860)	(310,267)	(0.7%)
Freshpet, Inc.	(844)	(86,628)	(0.2%)
Hain Celestial Group, Inc. (The)	(2,924)	(100,585)	(0.2%)
Kraft Heinz Co. (The)	(743)	(29,267)	(0.1%)
Lamb Weston Holdings, Inc.	(1,535)	(91,962)	(0.2%)
Pilgrim’s Pride Corp.	(11,927)	(299,368)	(0.7%)

		(918,077)
Gas Utilities
UGI Corp.	(1,886)	(68,311)	(0.2%)

Health Care Equipment & Supplies
Align Technology, Inc.	(681)	(296,916)	(0.7%)
Avanos Medical, Inc.	(2,359)	(79,026)	(0.2%)
Quidel Corp.	(6,476)	(728,291)	(1.7%)

		(1,104,233)

Common Stocks - Short	Shares	Value	% of Basket Value
Health Care Providers & Services
1Life Healthcare, Inc.	(8,946)	(99,122)	(0.2%)
Cardinal Health, Inc.	(1,667)	(94,519)	(0.2%)
Covetrus, Inc.	(5,832)	(97,919)	(0.2%)
Invitae Corp.	(12,441)	(99,155)	(0.2%)
Tenet Healthcare Corp.	(766)	(65,845)	(0.2%)

		(456,560)
Health Care Technology
Schrodinger, Inc.	(2,539)	(86,631)	(0.2%)
Teladoc Health, Inc.	(507)	(36,570)	(0.1%)

		(123,201)
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	(33)	(77,499)	(0.2%)
Caesars Entertainment, Inc.	(1,136)	(87,881)	(0.2%)
Carnival Corp.	(9,895)	(200,077)	(0.5%)
Cracker Barrel Old Country Store, Inc.	(805)	(95,578)	(0.2%)
DraftKings, Inc., Class A	(3,378)	(65,770)	(0.2%)
Everi Holdings, Inc.	(2,634)	(55,314)	(0.1%)
Golden Entertainment, Inc.	(6,629)	(384,946)	(0.9%)
Hyatt Hotels Corp., Class A	(1,660)	(158,447)	(0.4%)
Las Vegas Sands Corp.	(3,060)	(118,942)	(0.3%)
Norwegian Cruise Line Holdings Ltd.	(6,574)	(143,839)	(0.3%)
Penn National Gaming, Inc.	(2,212)	(93,833)	(0.2%)
RCI Hospitality Holdings, Inc.	(1,036)	(63,672)	(0.2%)
Royal Caribbean Cruises Ltd.	(3,114)	(260,891)	(0.6%)

		(1,806,689)
Household Durables
Hovnanian Enterprises, Inc., Class A	(4,767)	(281,730)	(0.7%)
Meritage Homes Corp.	(1,038)	(82,241)	(0.2%)
Taylor Morrison Home Corp.	(3,171)	(86,314)	(0.2%)

		(450,285)
Independent Power & Renewable Electricity Producers
Sunnova Energy International, Inc.	(6,211)	(143,226)	(0.3%)
Vistra Corp.	(10,192)	(236,964)	(0.6%)

		(380,190)
Insurance
Brighthouse Financial, Inc.	(2,676)	(138,242)	(0.3%)
BRP Group, Inc., Class A	(4,063)	(109,010)	(0.3%)
Chubb, Ltd.	(536)	(114,650)	(0.3%)
James River Group Holdings Ltd.	(6,116)	(151,310)	(0.4%)
Kemper Corp.	(1,960)	(110,818)	(0.3%)
Kinsale Capital Group, Inc.	(473)	(107,854)	(0.3%)
RenaissanceRe Holdings Ltd.	(709)	(112,384)	(0.3%)
Trupanion, Inc.	(1,560)	(139,027)	(0.3%)

		(983,295)
Interactive Media & Entertainment
IAC/InterActive Corp.	(690)	(69,193)	(0.2%)
Match Group, Inc.	(962)	(104,608)	(0.3%)

Common Stocks - Short	Shares	Value	% of Basket Value
Interactive Media & Entertainment – continued
Pinterest, Inc., Class A	(3,390)	(83,428)	(0.2%)
Twitter, Inc.	(3,932)	(152,129)	(0.4%)

		(409,358)
Internet & Direct Marketing Retail
Etsy, Inc.	(461)	(57,293)	(0.1%)
Expedia Group, Inc.	(2,119)	(414,625)	(1.0%)
Farfetch Ltd., Class A	(7,040)	(106,445)	(0.3%)
Fiverr International Ltd.	(1,665)	(126,656)	(0.3%)
Qurate Retail, Inc., Series A	(17,880)	(85,109)	(0.2%)

		(790,128)
IT Services
Block, Inc.	(1,121)	(152,008)	(0.4%)
DXC Technology Co.	(3,099)	(101,120)	(0.2%)
LiveRamp Holdings, Inc.	(2,210)	(82,632)	(0.2%)
Okta, Inc.	(691)	(104,313)	(0.3%)
Repay Holdings Corp.	(6,437)	(95,075)	(0.2%)
Stoneco Ltd., Class A	(23,066)	(269,872)	(0.6%)
Wix.com Ltd.	(1,221)	(127,546)	(0.3%)

		(932,566)
Leisure Products
Mattel, Inc.	(20,320)	(451,307)	(1.1%)

Life Sciences Tools & Services
Adaptive Biotechnologies Corp.	(6,658)	(92,413)	(0.2%)
Illumina, Inc.	(665)	(232,351)	(0.6%)
NanoString Technologies, Inc.	(2,283)	(79,334)	(0.2%)
Quanterix Corp.	(2,759)	(80,535)	(0.2%)

		(484,633)
Machinery
ESCO Technologies, Inc.	(1,344)	(93,972)	(0.2%)

Media
Altice USA, Inc., Class A	(7,474)	(93,275)	(0.2%)
Fox Corp., Class A	(9,377)	(369,923)	(0.9%)
Magnite, Inc.	(21,868)	(288,876)	(0.7%)

		(752,074)
Metals & Mining
Arconic Corp.	(3,111)	(79,704)	(0.2%)
Barrick Gold Corp.	(12,977)	(318,326)	(0.8%)
Carpenter Technology Corp.	(7,206)	(302,508)	(0.7%)
Century Aluminum Co.	(8,705)	(229,029)	(0.5%)
Coeur Mining, Inc.	(17,668)	(78,623)	(0.2%)
Constellium SE	(4,478)	(80,604)	(0.2%)
Ferroglobe PLC	(21,277)	(163,833)	(0.4%)
Hecla Mining Co.	(16,213)	(106,519)	(0.3%)
Kinross Gold Corp.	(14,896)	(87,588)	(0.2%)
Newmont Corp.	(3,843)	(305,326)	(0.7%)
Pan American Silver Corp.	(6,206)	(169,424)	(0.4%)

Common Stocks - Short	Shares	Value	% of Basket Value
Metals & Mining – continued
SSR Mining, Inc.	(3,763)	(81,845)	(0.2%)

		(2,003,329)
Mortgage Real Estate Investment Trusts (REITs)
Annaly Capital Management, Inc.	(17,857)	(125,713)	(0.3%)
Biohaven Pharmaceutical Holding Co. Ltd.	(802)	(95,093)	(0.2%)
Ladder Capital Corp.	(14,133)	(167,759)	(0.4%)

		(388,565)
Multi-Utilities
Dominion Energy, Inc.	(958)	(81,401)	(0.2%)
Sempra Energy	(569)	(95,660)	(0.2%)

		(177,061)
Multiline Retail
Dollar Tree, Inc.	(1,925)	(308,289)	(0.7%)
Ollie’s Bargain Outlet Holdings, Inc.	(2,044)	(87,810)	(0.2%)

		(396,099)
Oil, Gas & Consumable Fuels
APA Corp.	(1,991)	(82,288)	(0.2%)
Chevron Corp.	(521)	(84,834)	(0.2%)
Coterra Energy, Inc.	(3,825)	(103,160)	(0.3%)
CVR Energy, Inc.	(2,070)	(52,868)	(0.1%)
Delek US Holdings, Inc.	(6,932)	(147,097)	(0.4%)
Denbury, Inc.	(1,819)	(142,919)	(0.3%)
Devon Energy Corp.	(2,272)	(134,343)	(0.3%)
Energy Transfer LP	(39,209)	(438,749)	(1.1%)
Equitrans Midstream Corp.	(12,739)	(107,517)	(0.3%)
Exxon Mobil Corp.	(1,110)	(91,675)	(0.2%)
Hess Corp.	(777)	(83,170)	(0.2%)
HF Sinclair Corp.	(3,055)	(121,742)	(0.3%)
Kosmos Energy Ltd.	(54,481)	(391,718)	(0.9%)
Marathon Petroleum Corp.	(3,193)	(273,002)	(0.7%)
Occidental Petroleum Corp.	(2,073)	(117,622)	(0.3%)
PBF Energy, Inc., Class A	(14,463)	(352,463)	(0.9%)
Peabody Energy Corp.	(3,167)	(77,687)	(0.2%)
Phillips 66	(754)	(65,138)	(0.2%)

		(2,867,992)
Paper & Forest Products
Schweitzer-Mauduit International, Inc.	(30,042)	(826,155)	(2.0%)

Personal Products
Coty, Inc., Class A	(10,608)	(95,366)	(0.2%)

Pharmaceuticals
Nektar Therapeutics	(18,717)	(100,884)	(0.2%)
Viatris, Inc.	(5,994)	(65,215)	(0.2%)

		(166,099)

Common Stocks - Short	Shares	Value	% of Basket Value
Professional Services
TriNet Group, Inc.	(1,033)	(101,606)	(0.2%)

Real Estate Management & Development
Realogy Holdings Corp.	(3,895)	(61,073)	(0.1%)
Redfin Corp.	(4,420)	(79,737)	(0.2%)
Zillow Group, Inc., Class A	(1,778)	(85,753)	(0.2%)

		(226,563)
Road & Rail
Avis Budget Group, Inc.	(690)	(181,677)	(0.4%)
Lyft, Inc., Class A	(10,145)	(389,568)	(0.9%)
Yellow Corp.	(5,163)	(36,193)	(0.1%)

		(607,438)
Semiconductors & Semiconductor Equipment
Entegris, Inc.	(2,798)	(367,266)	(0.9%)
First Solar, Inc.	(1,080)	(90,439)	(0.2%)
Ichor Holdings Ltd.	(3,566)	(127,021)	(0.3%)
MKS Instruments, Inc.	(2,777)	(416,550)	(1.0%)
Monolithic Power Systems, Inc.	(539)	(261,782)	(0.6%)
NVIDIA Corp.	(340)	(92,772)	(0.2%)
Universal Display Corp.	(657)	(109,686)	(0.3%)
Veeco Instruments, Inc.	(7,768)	(211,212)	(0.5%)

		(1,676,728)
Software
Alteryx, Inc., Class A	(1,349)	(96,494)	(0.2%)
Bill.com Holdings, Inc.	(195)	(44,224)	(0.1%)
Blackbaud, Inc.	(4,270)	(255,645)	(0.6%)
Ceridian HCM Holding, Inc.	(3,683)	(251,770)	(0.6%)
Coupa Software, Inc.	(1,141)	(115,960)	(0.3%)
Digital Turbine, Inc.	(3,337)	(146,194)	(0.4%)
Fair Isaac Corp.	(206)	(96,091)	(0.2%)
LivePerson, Inc.	(4,421)	(107,961)	(0.3%)
Paycom Software, Inc.	(860)	(297,887)	(0.7%)
PROS Holdings, Inc.	(3,101)	(103,294)	(0.2%)
Q2 Holdings, Inc.	(1,527)	(94,139)	(0.3%)
RingCentral, Inc., Class A	(957)	(112,170)	(0.3%)
Zoom Video Communications, Inc., Class A	(938)	(109,962)	(0.3%)

		(1,831,791)
Specialty Retail
Caleres, Inc.	(7,355)	(142,172)	(0.3%)
Carvana Co.	(1,510)	(180,128)	(0.4%)
Designer Brands, Inc., Class A	(19,085)	(257,838)	(0.6%)
Dick’s Sporting Goods, Inc.	(716)	(71,614)	(0.2%)
Foot Locker, Inc.	(2,121)	(62,909)	(0.2%)
Gap, Inc. (The)	(23,345)	(328,698)	(0.8%)
Guess?, Inc.	(15,901)	(347,437)	(0.8%)
Party City Holdco, Inc.	(20,376)	(72,946)	(0.2%)
RH	(205)	(66,849)	(0.2%)

Common Stocks - Short	Shares	Value	% of Basket Value
Specialty Retail – continued
Williams-Sonoma, Inc.	(2,708)	(392,660)	(0.9%)

		(1,923,251)
Technology Hardware, Storage & Peripherals
Diebold Nixdorf, Inc	(23,084)	(155,355)	(0.4%)

Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	(924)	(337,472)	(0.8%)
PVH Corp.	(4,266)	(326,818)	(0.8%)
Ralph Lauren Corp.	(3,347)	(379,684)	(0.9%)

		(1,043,974)
Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	(128,193)	(1,374,229)	(3.3%)
NMI Holdings, Inc., Class A	(5,254)	(108,337)	(0.3%)

		(1,482,566)
Tobacco
Altria Group, Inc.	(1,451)	(75,815)	(0.2%)

Trading Companies & Distributors
Veritiv Corp.	(1,434)	(191,568)	(0.6%)

Total Common Stocks—Short		$(41,680,743)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$53,343,433	$—	$—	$53,343,433
Closed-End Investment Companies	117,391	—	—	117,391
Short-Term Investments*	—	212,489,874	—	212,489,874
Forward Foreign Currency Contracts (unrealized appreciation)	—	721,103	—	721,103
Futures Contracts (unrealized appreciation)	10,705,231	490,674	—	11,195,905

Total	$64,166,055	$213,701,651	$—	$277,867,706

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Equity Basket Total Return Swap	$— (a)	$—	$—	$—
Forward Foreign Currency Contracts (unrealized depreciation)	—	(443,849)	—	(443,849)
Futures Contracts (unrealized depreciation)	(5,024,666)	(42,991)	—	(5,067,657)

Total	$(5,024,666)	$(486,840)	$—	$(5,511,506)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.
(a)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts, futures contracts and swap agreements.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. The Fund may also use various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments and equity basket total return swap agreements. As of March 31, 2022, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. equity market indices, foreign currencies, short term interest rates, and commodities (through investments in the Subsidiary), long contracts on foreign equity market indices, and short contracts on equity basket total return swaps in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2022:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$721,103	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$2,525,186
Foreign exchange contracts	—	1,062,331
Commodity contracts	—	2,772,432
Equity contracts	—	4,835,956

Total exchange-traded asset derivatives	$—	$11,195,905

Total asset derivatives	$721,103	$11,195,905

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(443,849)	$—	$—
Equity Contracts	—	—	(41,680,743)

Total over-the-counter liability derivatives	$(443,849)	$—	$(41,680,743)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(1,661,052)	$—
Foreign exchange contracts	—	(325,449)	—
Commodity contracts	—	(2,246,465)	—
Equity contracts	—	(834,691)	—

Total exchange-traded liability derivatives	$—	$(5,067,657)	$—

Total liability derivatives	$(443,849)	$(5,067,657)	$(41,680,743)

[1]	Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2021, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2022:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$721,103	$277,254
Collateral pledged to UBS AG	752,252	752,252
Collateral pledged to Morgan Stanley	11,497,820	11,497,820

Total over-the-counter counterparty credit risk	12,971,175	12,527,326

Exchange-traded counterparty credit risk
Futures contracts	11,195,905	11,195,905
Margin with brokers	12,974,179	12,974,179

Total exchange-traded counterparty credit risk	24,170,084	24,170,084

Total counterparty credit risk	$37,141,259	$36,697,410

Investment Summary at March 31, 2022 (Unaudited)

Certificates of Deposit	42.0%
Treasuries	29.4
Common Stocks	18.8
Repurchase Agreements	3.6
Closed-End Investment Companies	0.0 *
Total Investments	93.8
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	6.2

Net Assets	100.0%

* Less than 0.1%

Net Exposures by Asset Class as a Percentage of Net Assets at March 31, 20221

Equity	37.9%
Fixed Income	(10.2)
Short-Term Interest Rate	(110.2)
Commodity	9.2
Currency	(9.1)

[1]

The Fund gains its investment exposures primarily through the use of futures contracts, forward contracts and swap contracts and may have net exposure that is materially less than or greater than its net asset value. Portfolio exposures presented above are intended to illustrate the Fund’s exposure to certain asset classes. The portfolio exposure percentage represents the notional contract value in U.S. dollars of the Fund’s futures and/or forward positions divided by the Fund’s total net assets. Notional contract values represent the aggregate exposure that a futures or forward currency contract provides to the underlying reference asset or currency, respectively. Exposure to equity securities also includes long and short equity positions held in conjunction with the Fund’s investment in bilateral equity basket total return swaps, and is represented by the U.S. dollar value of the securities in the basket.